ACQUISITIONS - Fiscal 2016 Acquisitions (Details) $ in Millions		12 Months Ended			14 Months Ended
	Mar. 25, 2016 USD ($) store	Feb. 23, 2019 USD ($)	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 store	Nov. 30, 2019 USD ($)	Jun. 02, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,183.3	$ 1,183.3	$ 1,167.8		$ 1,183.3
Net cash paid for acquisitions		0.0	148.8	220.6
Goodwill acquired during period		$ 0.0	$ 157.8
Haggen Transaction
Business Acquisition [Line Items]
Number of stores acquired | store	29				29
Number of stores acquired that were sold to Haggen previously | store	15
Total purchase consideration	$ 113.8
Goodwill							$ 16.1
Individually immaterial business acquisitions
Business Acquisition [Line Items]
Net cash paid for acquisitions				106.8
Goodwill acquired during period				$ 20.6